Earnings Per Share (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2019 USD ($) $ / shares shares	Jun. 30, 2019 CNY (¥) shares	Jun. 30, 2018 CNY (¥) shares	Jun. 30, 2018 $ / shares
Numerator
Net income | ¥		¥ 53,531	¥ 64,596
Less: Net (loss) attributable to the non-controlling interests | ¥		(1,508)	(979)
Net income attributable to the Company’s shareholders | ¥		¥ 53,531	¥ 64,596
Denominator:
Weighted average number of ordinary shares outstanding | shares	84,997,628	84,997,628	80,000,000
Basic & diluted net income per ordinary share | $ / shares	$ 0.630			$ 0.807
US$ [Member]
Numerator
Net income | $	$ 7,798
Less: Net (loss) attributable to the non-controlling interests | $	(220)
Net income attributable to the Company’s shareholders | $	$ 7,798
Denominator:
Weighted average number of ordinary shares outstanding | shares	84,997,628	84,997,628
Basic & diluted net income per ordinary share | $ / shares	$ 0.092